MEMBERS' EQUITY - Additional Information (Detail)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2018 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Tranches $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Common units, Authorized						1,250
Preferred units, Authorized						39,228
Senior priority units units, Authorized						10,000
Common units, Voting rights						Common unit holders are entitled to one vote per common unit, except for such votes or consents that are reserved solely for the holders of preferred units
Shares based compensation, Expenses | $			$ 0		$ 0
Common units, Issued						750	750
Common units, Outstanding						750	750
Preferred units, Voting rights						Preferred unit holders are entitled to one vote per preferred unit
Preferred units, Liquidation preference per unit | $ / shares						$ 1
Number of tranche | Tranches						2
Partners capital account, Exchange and conversions | $						$ 13,926,000
Senior priority units, Voting rights				Senior Priority Units had no voting rights.		Senior Priority Units have no voting rights
Cumulatively accrued rate of return on the investment						8.00%
Senior priority units, Liquidation preference value | $						$ 14,498,000
Limited Liability Company LLC Senior Priority Unit [Member] | Tranche One [Member]
Partners capital account, Exchange and conversions | $				$ 13,926		13,926,000
Limited Liability Company LLC Senior Priority Unit [Member] | Tranche Two [Member]
Partners capital account, Acquisitions | $				$ 16,276		$ 16,276,000
Restricted Stock Units (RSUs) [Member]
Shares based payment arrangement, Equity instrument other than option, Grants in period				616,920
Shares based payment arrangement, Equity instrument other than option, Non vested units		616,920		616,920		0
Equity Incentive Plan [Member]
Shares based payment arrangement, Vesting rights percentage						100.00%
Equity Incentive Plan [Member] | Limited Liability Company LLC Common Units [Member]
Shares based payment arrangement, Shares purchased for award	1,250
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Shares based payment arrangement, Equity instrument other than option, Grants in period								750
Shares based payment arrangement, Equity instrument other than option, Vested in period						730	600
Shares based payment arrangement, Equity instrument other than option, Non vested units						20	150
Shares based compensation, Expenses | $		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0